Summary of Significant Accounting Policies - Summary of Movements Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Impact of adoption				¥ 784
Beginning balance	¥ 29,210		¥ 7,089	784
Allowance arisen from business combination			6,623
Additional allowance for credit losses, net of recoveries	13,224	$ 1,917	15,498	6,305
Ending balance	¥ 42,434		¥ 29,210	¥ 7,089